SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) - entity	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VIEs
Variable Interest Entities
Number of entities consolidated	7	7